Other Investments and Purchase Deposits	12 Months Ended
Oct. 31, 2021
Other Investments and Purchase Deposits

9.	Other Investments and Purchase Deposits

9.1	Investment in assets sold by High Street Capital Partners, LLC (“HSCP”):

On February 5, 2021, the Company agreed to acquire substantially all of the assets of the growing and retail operations (the “HSCP Transaction”) of HSCP, for an aggregate total of $3,000,000 in consideration, payable in a series of tranches, subject to receipt of all necessary regulatory and other approvals. A payment of $250,000 is due at closing and the payment of the remaining purchase price is dependent on the timing of the closing. If the closing takes place before the 12-month anniversary date of the February 5, 2021 effective date, the remaining balance of $2,000,000 will be paid by a promissory note payable. If the closing takes place after the 12-month anniversary date but before the 18-month anniversary date, the remaining balance is to be paid $750,000 in cash and $1,250,000 by a promissory note payable. If the closing takes place later than the 18-month anniversary date, the remaining $2,000,000 is to be paid in cash. The Company also executed a management services agreement with HSCP (“HSCP MSA”), pursuant to which the Company agreed to pay $21,500 per month as consideration for services rendered thereunder, until the completion of the HSCP Transaction. In accordance with the MSA, the Company will own all production from the growing assets derived from the growing operations of HSCP, and the Company will operate the growing facility of HSCP under the MSA until receipt of the necessary regulatory approvals relating to the acquisition by the Company of HSCP’s growing assets. The Company has no involvement with the retail operations contemplated in the agreement until the HSCP Transaction is completed.

During the year ended October 31, 2021, the Company paid $750,000 towards the total consideration of $3,000,000 under the HSCP Transaction.

9.2	The balance of $187,812 at October 31, 2020, represents payments made towards the acquisition of Golden Harvests (Note 8).